Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Schedule Of Cost And Equity Method Investments [Table Text Block]
	December 31, 2013	December 31, 2012

Cost method investment	$973	$-
Equity method investment	4,686	4,062
Total investments	$5,659	$4,062